United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09092

First Eagle Variable Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, New York 10105-4300

(Address of principal executive offices) (Zip code)

Robert Bruno

First Eagle Variable Funds

1345 Avenue of the Americas

New York, New York 10105-4300

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 632-2700

Date of fiscal year end:  December 31, 2006

Date of reporting period:  September 30, 2006

Item 1. Schedule of Investments. – The schedule of investments for the period ended September 30, 2006, is filed herewith.

First Eagle Overseas Variable Fund
SCHEDULE OF INVESTMENTS
September 30, 2006
(unaudited)

Number of Shares		Cost (Note 1)	Value (Note 1)

	Common and Preferred Stocks (75.22%)

	Australia and New Zealand (0.83%)
375,000	News and Media NZ Limited exchangeable preference shares (10)	$863,093	$1,078,770
229,450	Spotless Group Limited (8)	763,178	791,069

		1,626,271	1,869,839

	Belgium (0.68%)
55,000	Deceuninck (1)	962,375	1,529,665

	Brazil (0.53%)
15,930	Petroleo Brasiliero SA ADR (3)	1,188,445	1,192,201

	Canada (0.41%)
17,779	EnCana Corporation (3)	182,455	830,101
33,140	Catalyst Paper Corporation (a)(11)	93,364	94,288

		275,819	924,389

	Chile (0.24%)
45,000	Quinenco SA ADR (8)	181,973	540,000

	France (19.30%)
58,564	Wendel Investissement (7)	1,319,831	7,252,266
112,091	Sodexho Alliance (1)	3,126,474	6,215,060
38,071	Robertet SA (2)	4,870,662	5,984,926
152,470	Vivendi Universal SA (10)	4,817,642	5,499,895
81,950	Rémy Cointreau SA (2)	2,391,419	4,118,575
25,590	Essilor International SA (6)	1,544,320	2,621,839
25,755	L’Oréal SA (2)	1,916,070	2,617,503
14,760	Neopost SA (8)	805,142	1,762,257
5,000	Société Fonciere Financière et de Participations (7)	1,092,040	1,085,458
12,460	Laurent-Perrier (2)	324,330	1,078,191
1,173	Sucrière de Pithiviers-le-Vieil (2)	325,222	1,055,951
17,240	Zodiac SA (8)	966,820	1,023,271
11,920	Total SA (3)	802,379	782,672
23,510	Télévision Francaise 1 SA (10)	618,803	751,405
11,260	Carrefour SA (2)	518,246	711,906
5,460	Cap Gemini SA (14)	188,655	289,784
18,000	Sabeton SA (7)	229,529	276,573
2,000	Didot-Bottin SA (7)	126,999	164,944
298	Arkema (a)(9)	—	14,069

		25,984,583	43,306,545

	Germany (2.17%)
35,820	Fraport AG (15)	1,402,983	2,466,031
24,730	Vossloh AG (15)	1,208,700	1,458,109
10,000	Hornbach Holding AG Pfd. (13)	407,400	942,084

		3,019,083	4,866,224

	Hong Kong (0.33%)
399,360	Shaw Brothers (Hong Kong) Limited (10)	275,930	738,146

	Indonesia (0.14%)
535,000	PT Bat Indonesia Tbk (a)(2)	562,762	319,663

	Italy (3.36%)

See Notes to Schedule of Investments.

Number of Shares		Cost (Note 1)	Value (Note 1)

219,860	Italcementi S.p.A. RNC (9)	1,019,058	3,559,509
40,546	Italmobiliare S.p.A. RNC (9)	2,019,828	2,888,109
143,250	Gewiss S.p.A. (8)	295,790	1,090,534

		3,334,676	7,538,152

	Japan (17.00%)
117,270	Toyota Motor Corporation (1)	5,165,510	6,374,611
167,800	Shimano Inc. (1)	2,476,918	4,688,540
81,700	Secom Company, Limited (8)	3,667,509	4,046,780
87,500	Ono Pharmaceutical Company, Limited (6)	3,250,498	3,896,956
455,700	Aioi Insurance Company, Limited (4)	1,627,171	3,136,904
127,000	T. Hasegawa Company, Limited (2)	1,861,823	1,877,499
85,000	Secom Joshinetsu Company, Limited (8)	1,544,591	1,626,519
200,000	NIPPONKOA Insurance Company, Limited (4)	706,596	1,595,191
35,000	Dydo Drinco Inc. (2)	761,747	1,369,121
38,900	Olympus Corporation (6)	788,095	1,146,200
55,000	Chofu Seisakusho Company, Limited (1)	749,181	1,115,321
45,130	Toho Company, Limited (10)	410,437	917,082
85,000	Chubu Nippon Broadcasting Company (10)	958,095	899,623
38,250	Nitto Khoki Company, Limited (8)	670,772	817,758
5,770	ASAHI Broadcasting Corporation (10)	322,298	783,632
27,600	Mandom Corporation (2)	548,856	673,028
17,380	Meitec Corporation (8)	553,625	534,181
10,200	Canon Inc. (14)	357,002	532,001
25,000	TKC Corporation (8)	429,716	475,213
9,860	Astellas Pharma Inc. (6)	402,075	396,554
50,000	Shingakukai Company, Limited (1)	385,310	383,557
32,200	Seikagaku Corporation (6)	176,280	346,796
50,000	Sansei Yusoki Company, Limited (8)	388,365	326,828
8,000	Matsumoto Yushi-Seiyaku Company (9)	163,995	196,435

		28,366,465	38,156,330

	Mexico (1.08%)
157,880	Industrias Peñoles, SA de C.V. (12)	876,350	1,223,291
263,120	Grupo Modelo SA de C.V. (2)	912,909	1,141,824
1,730	Grupo Aeroportuario del Sureste, SA de C.V. ADR (15)	36,330	58,820

		1,825,589	2,423,935

	Netherlands (1.63%)
66,080	Heineken Holding NV (2)	2,053,826	2,598,273
44,600	Telegraaf Media Groep NV (10)	1,154,283	1,061,034

		3,208,109	3,659,307

	Singapore (0.89%)
500,000	Haw Par Corporation Limited (8)	1,015,622	2,001,387

	South Korea (7.95%)
14,850	Samsung Electronics Company, Limited Pfd. (14)	2,103,113	7,799,271
100,000	Hyundai Pharmaceutical Industries Company, Limited (6)	887,888	2,462,221
91,124	SK Telecom Company Limited ADR (14)	1,983,188	2,153,260
45,000	Kukdong Electric Wire Company, Limited (f)(14)	646,442	2,111,381
1,500	Lotte Confectionery Company, Limited (2)	360,172	1,829,230
11,110	SK Corporation (3)	693,924	738,475
10,400	Tae Young Corporation (16)	314,047	550,608
23,790	Daeduck Electronics Company, Limited (14)	141,260	208,411

		7,130,034	17,852,857

	Spain (1.31%)
49,060	Corporacion Financiera Alba SA (7)	1,474,867	2,940,564

	Switzerland (9.64%)
22,470	Nestlé SA (2)	6,384,641	7,837,222
70,610	Pargesa Holding AG (7)	3,445,181	6,829,126

See Notes to Schedule of Investments.

	Number of Shares		Cost (Note 1)		Value (Note 1)

	78,530	Kuehne & Nagel International AG (15)	762,400		5,434,059
	2,000	Edipresse SA (10)	675,882		812,767
	21,250	Micronas Semiconductor (a)(14)	742,556		475,981
	1,739	Affichage Holding (10)	244,218		239,833

			12,254,878		21,628,988

		Thailand (0.09%)
	20,000	The Oriental Hotel Public Company, Limited (1)	88,922		195,927

		United Kingdom (6.82%)
	785,169	Tesco Plc (13)	4,576,750		5,290,710
	1,240,534	Vodafone Group Plc (14)	2,684,600		2,838,611
	261,970	Millennium & Copthorne Hotel Plc (1)	1,315,852		2,361,000
	150,470	WPP Group Plc (10)	1,852,308		1,864,473
	74,760	Spirax-Sarco Engineering Plc (8)	408,788		1,288,775
	24,725	Anglo American Plc (12)	847,764		1,033,411
	198,200	J.Z. Equity Partners Plc (4)	335,205		619,538

			12,021,267		15,296,518

		United States (0.82%)
	69,050	News Corporation, Class ‘A’ (10)	1,018,519		1,356,832
	9,233	Liberty Global Inc. (a)(10)	213,088		237,657
	9,473	Liberty Global Inc. Series ‘C’ (a)(10)	205,530		237,393

			1,437,137		1,831,882

		Total Common and Preferred Stocks	106,234,807		168,812,519

	Ounces

		Commodity (1.13%)
	4,242	Gold bullion (a)	2,340,253		2,540,604

	Principal
	Amount

		Note and Bonds (6.36%)

		Gold-Linked Note (1.58%)
	$2,980,000	HSBC Gold-Linked Note 0% due 1/16/2007 (a)(b)(c)(d)(e)(12)	2,980,000		3,557,822

		Non U.S. Dollar Bonds (4.78%)
GBP	500,000	EMI Group Limited Plc 8¼% due 5/20/2008 (10)	818,459		992,496
HKD	5,000,000	Hong Kong Government 3.34% due 12/19/2008 (5)	634,529		636,667
HKD	1,100,000	Hong Kong Government 2.52% due 3/24/2009 (5)	137,357		137,202
SGD	1,815,000	Singapore Government 2.375% due 10/01/2009 (5)	1,092,741		1,123,802
EUR	1,675,000	Waterford Wedgwood Plc 9 7/8% due 12/01/2010 (b)(1)	2,015,143		1,763,949
MYR	2,109,000	Malaysian Government 3.756% due 4/28/2011 (5)	565,478		567,426
GBP	615,000	Enodis Plc 10 3/8% due 4/15/2012 (8)	1,001,401		1,237,918
EUR	1,214,282	Republic of France O.A.T./i 3% due 7/25/2012 (g)(5)	1,598,072		1,664,163
EUR	500,000	UPC Holding BV 8 5/8% due 1/15/2014 (b)(10)	583,814		637,572
EUR	850,000	UPC Holding BV 7¾% due 1/15/2014 (b)(10)	981,620		1,038,037
EUR	650,000	Ray Acquisition 9 3/8% due 3/16/2015 (b)(8)	782,616		927,810

			10,211,230		10,727,042

		Total Note and Bonds	13,191,230		14,284,864

		Short Term Investments (17.00%)
	11,000,000	ConocoPhillips Company 5.45% due 10/02/2006 (b)	10,998,335		10,998,335
	4,300,000	BellSouth Corporation 5.23% due 10/02/2006 (b)	4,299,375		4,299,375
	6,730,000	BellSouth Corporation 5.23% due 10/13/2006 (b)	6,718,267		6,718,267
	3,489,000	7-Eleven Inc. 5.22% due 10/04/2006 (b)	3,487,482		3,487,482
	1,199,000	DuPont Ei Nemour 5.20% due 10/04/2006 (b)	1,198,480		1,198,480
	3,331,000	Caterpillar Financial Services Corporation 5.21% due 10/19/2006	3,322,323		3,322,323
	2,500,000	Republic of Austria 5.17% due 10/25/2006 (b)	2,491,383		2,491,383
	5,647,000	Hitachi Limited 5.27% due 10/26/2006 (b)	5,626,334		5,626,334

		Total Short Term Investments	38,141,979		38,141,979

		Total Investments (99.71%)	$159,908,269	*	223,779,966

See Notes to Schedule of Investments.

Value (Note 1)

Liabilities in excess of other assets (0.29%)	640,879

Net assets (100.00%)	$224,420,845

*	At September 30, 2006 cost is substantially identical for both book and federal income tax purposes.

Foreign Currencies	Sector / Industry Classifications

EUR - euro	(1)	Consumer Discretionary	(9)	Materials
GBP - pound sterling	(2)	Consumer Staples	(10)	Media
HKD - Hong Kong dollar	(3)	Energy	(11)	Paper and Forest Products
MYR - Malaysian ringgit	(4)	Financials	(12)	Precious Metals
SGD - Singapore dollar	(5)	Government Issues	(13)	Retail
	(6)	Health Care	(14)	Technology and Telecommunications
	(7)	Holding Companies	(15)	Transportation
	(8)	Industrials	(16)	Utilities

(a)	Non-income producing security.
(b)

All or a portion of this security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933.

(c)	Commodity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying commodity.
(d)	Security for which there is less than three market makers.
(e)	Leveraged 1.5 to 1 to the price of gold bullion.
(f)

Security valued in accordance with fair value procedures under the supervision of the Board of Trustees. Represents interest in a restricted security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. Information concerning each restricted security holding on September 30, 2006 is shown below.

			Carrying Value
Security	Acquisition Date	Cost	Per Share

Kukdong Electric Wire Company, Limited	2/20/2004	$646,442	$46.92

(g)	Inflation protected security.

See Notes to Schedule of Investments.

First Eagle Overseas Variable Fund

NOTES TO SCHEDULE OF INVESTMENTS
(unaudited)

Significant Accounting Policies

First Eagle Variable Funds (the “Trust”) is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust, formerly First Eagle SoGen Variable Funds, Inc., changed its name to First Eagle Variable Funds, Inc. effective December 31, 2002 with corresponding change to the name of the portfolio from First Eagle SoGen Overseas Variable Fund to First Eagle Overseas Variable Fund. The Trust is a Delaware statutory trust and was until April 13, 2004 a Maryland corporation operating under the name First Eagle Variable Funds, Inc.

Security valuation—The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio securities will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at its last sale price (or, if available in the case of NASDAQ securities, the NASDAQ Official Closing Price (“NOCP”)). All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term instruments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value. London closing exchange rates typically are used to convert foreign security prices into U.S. dollars, while commodities (such as physical metals) normally are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 pm E.S.T.). Forward currency contracts are valued at the current cost of covering or offsetting such contracts. Any security that is listed or traded on more than on exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed by the Adviser to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees. Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market value.

Foreign currency translation—The market values of securities which are not traded in U.S. currency are recorded after translation to U.S. dollars based on the applicable exchange rates at the end of the period. The costs of such securities are translated at exchange rates prevailing when acquired. Related dividends, interest and withholding taxes are accrued at the rates of exchange prevailing on the respective dates of such transactions.

Item 2. Controls and Procedures.

a)

The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a–2(a) under the Investment Company Act (17 CFR 270.30a–2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	\s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer

Date: November 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ Robert Bruno
Robert Bruno, Chief Operations and Financial Officer		Date: November 15, 2006

\s\ John P. Arnhold
John P. Arnhold, President		Date: November 15, 2006